Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,203,869.07
Total Fee Amount	2,237.75
Total Offset Amount	0.00
Net Fee	$ 2,237.75
Offering Table N/A
Offset Table N/A	N/A